OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2023
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
Schedule of Current and Non-current Portions of Liabilities

	March 31, 2022	March 31, 2023
	RMB	RMB

Tax payables	68,720	66,010
Accrued service fee for IT and other professional support	53,285	65,514
Consideration payable to WeBank, current (Note 12)	53,162	55,887
Deposits	60,014	40,162
Accrued advertising expenses (i)	268,455	34,942
Accrued service fee for transaction support	39,132	24,386
Deferred revenue	18,049	13,909
Accrued salaries and benefits	13,815	13,834
Operating lease liabilities, current	10,994	7,667
Interest payable	50,969	4,457
Accrued legal proceedings and litigations	420	—
Others	37,318	17,734
	674,333	344,502